Equity	6 Months Ended
Mar. 31, 2023
Equity [Abstract]
EQUITY
10.	EQUITY

Class B Ordinary Shares

On November 18, 2022, the board of directors has approved and adopted a new share incentive plan (the “2022 Plan”). The maximum number of shares available for issuance under the 2022 Plan is 2,500,000,000 Class B ordinary shares of the Company (the “Shares”).

In respect of matters requiring the votes of shareholders, holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share based on our dual class share structure. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares shall be automatically and immediately converted into the equal number of Class A ordinary shares.

The board of directors has also approved the issuance of the Shares to an ESOP Platform, which is holding these Shares (representing 8.8% of the total outstanding share capital and 49.1% of the voting power of the Company) and will act upon the instructions from a senior management committee of the Company determined on a unanimous basis in relation to the voting and, prior to the vesting of the Shares to the relevant grantee of the share-based awards under the 2022 Plan, the disposition of the Shares. The Shares held by the ESOP Platform are reserved for share-based awards that the Company may grant in the future under the 2022 Plan. As of the date of this report, 2,500,000,000 Class B ordinary shares were reserved to 2022 Plan and no Class B ordinary shares have been issued under the 2022 Plan.

Upon the issuance of Class B Ordinary Shares, the Company recorded the share capital of RMB 172, with corresponding accounts to additional paid-in capital.